Benefit Plans, Equity Awards Restricted Stock Units and Performance Share Units (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Disclosures [Abstract]
Stock based compensation expense	$ 720	$ 103	$ 0
Restricted Stock Units [Member]
Number of Shares [Roll Forward]
Balance, Beginning of period (in shares)	27,316
Granted (in shares)	20,348
Vested (in shares)	(9,105)
Forfeited (in shares)	0
Balance, End of period (in shares)	38,559	27,316
Weighted-Average Grant-Date Fair Value [Abstract]
Nonvested, Beginning Balance (in dollars per share)	$ 27.09
Nonvested, Ending Balance (in dollars per share)	$ 31.99	$ 27.09
Additional Disclosures [Abstract]
Stock based compensation expense	$ 287	$ 41
Unrecognized compensation expense	$ 1,200
Unrecognized compensation expense, period of recognition	29 months
Performance Share Units [Member]
Number of Shares [Roll Forward]
Balance, Beginning of period (in shares)	40,977
Granted (in shares)	30,520
Vested (in shares)	0
Forfeited (in shares)	0
Balance, End of period (in shares)	71,497	40,977
Weighted-Average Grant-Date Fair Value [Abstract]
Nonvested, Beginning Balance (in dollars per share)	$ 27.09
Nonvested, Ending Balance (in dollars per share)	$ 31.05	$ 27.09
Additional Disclosures [Abstract]
Stock based compensation expense	$ 432	$ 62
Unrecognized compensation expense	$ 1,700
Unrecognized compensation expense, period of recognition	29 months
Percentage of shares vested after term	100.00%
Award vesting period	3 years